Intangible Assets - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Gross	$ 3,899	$ 3,486	$ 2,680
Accumulated Amortization	(2,821)	(1,902)	(898)
Intangible assets, net	1,078	1,584	1,782
Intangible assets	650	650	650
Total acquired intangible assets, gross	4,549	4,136	3,330
Intangible assets, net	$ 1,728	$ 2,234	$ 2,432
Weighted-Average Useful Life (in years)	3 years	3 years	3 years